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January 3, 2006	Robert.A.Grauman@Bakernet.com

SECURITIES AND EXCHANGE COMMISSION
100 F Street NE
Washington, D.C. 20549

Re:	Fresenius Medical Care AG/Fresenius Medical Care AG & Co. KGaA Registration Statement on Form F-4 (File No. 333-128899) Schedule TO (File No. 5-49531) File No.: 56176174-000003

Ladies and Gentlemen:
On behalf of Fresenius Medical Care AG (the “Company”), we are submitting together with this letter, via EDGAR, Amendment No. 3 to the Company’s Registration Statement on Form F-4 (File No. 333-128899), as originally filed on October 7, 2005 and amended on November 17, 2005 and December 23, 2005.
Amendment No. 3 is being filed solely to place on file revised tax opinions that are dated January 4, 2006, the anticipated effective date of the Registration Statement, as requested in the comment letter dated October 24, 2005 from Michael Pressman, Esq., Special Counsel in the Office of Mergers and Acquisitions in the Division of Corporation Finance.
Please direct any further questions or comments regarding the Registration Statement, as amended, the Schedule TO, this letter or any other related matters to me at (212) 891-3587, Charles F. Niemeth at (212) 891-3586 or Lisan L. Goines at (212) 891-3593.
Thank you for your consideration.
Sincerely,

/s/ Robert A. Grauman
Robert A. Grauman

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